SUPPLEMENT

DATED NOVEMBER 5, 2010 TO THE

COMBINED STATEMENT OF ADDITIONAL INFORMATION

DATED MARCH 1, 2010, AS AMENDED AND RESTATED MAY 28, 2010
AND LAST AMENDED OCTOBER 22, 2010

FOR THE HARTFORD MUTUAL FUNDS (THE “SAI”)

A.            At a meeting of the Board of Directors of The Hartford Mutual Funds, Inc. (the “Board”), on November 4, 2010, the Board approved changes to The Hartford High Yield Municipal Bond Fund, The Hartford Income Fund and The Hartford Short Duration Fund, effective as of December 10, 2010.   Accordingly, the above-referenced SAI is revised as noted herein.

1)     The Board approved name changes for The Hartford High Yield Municipal Bond Fund and The Hartford Income Fund.  Accordingly:

(a)          All references to “The Hartford High Yield Municipal Bond Fund” are replaced with “The Hartford Municipal Opportunities Fund”.

(b)         All references to “The Hartford Income Fund” are replaced with “The Hartford Corporate Opportunities Fund”.

2)     The Board approved changes to the principal investment strategies of The Hartford Corporate Opportunities Fund (formerly The Hartford Income Fund) and The Hartford Short Duration Fund.  In particular, The Hartford Corporate Opportunities Fund (formerly The Hartford Income Fund) and The Hartford Short Duration Fund may each invest up to 35% of its total assets in Bank Loan Investments, including floating rate loans.

(a)          Accordingly, in the Section “Investment Objectives and Policies”, under “Bank Loans and Loan Participations” in the subsection “Miscellaneous Investment Strategies and Risks,” the first paragraph is deleted and replaced with the following:

Floating Rate Fund, Global All-Asset Fund, Global Real Asset Fund and Strategic Income Fund may invest up to 100% of their total assets, Floating Rate Fund will, under normal circumstances, invest at least 80% of its total assets and High Yield Fund, Inflation Plus Fund, and Total Return Bond Fund may invest up to 15% of their total assets in bank loans or participation interests in variable, fixed or floating rate loans to U.S. and foreign corporations, partnerships and other entities.  Corporate Opportunities Fund and Short Duration Fund may invest up to 35% of their total assets in bank loans or loan participation interests in secured or unsecured variable, fixed or floating rate loans to U.S. and foreign corporations, partnerships and other entities.  From time to time, all other Funds may invest in bank loans or participation interests in variable, fixed or floating rate loans to U.S. and foreign corporations, partnerships and other entities, but not as part of their principal investment strategy.  Bank loans may be denominated in currencies other than U.S. dollars.  Loans are subject to the credit risk of nonpayment of principal or interest.  Substantial increases in interest rates may cause an increase in loan defaults.  Although the loans will generally be fully collateralized at the time of acquisition, the collateral may decline in value, be relatively illiquid, or lose all or substantially all of its value subsequent to investment.  Moreover, these Funds may also invest in second lien loans (secured loans with a claim on collateral subordinate to a senior lender’s claim on such collateral) and unsecured loans.  Holders’ claims under unsecured loans are subordinated to claims of creditors holding secured indebtedness and possibly other classes of creditors holding unsecured debt.  Unsecured loans have a greater risk of default than secured loans, particularly during periods of deteriorating economic conditions.  And, since they do not afford the lender recourse to collateral, unsecured loans are subject to greater risk of nonpayment in the event of default than secured loans.  Many loans are relatively illiquid and may be difficult to value.

(b)         Accordingly, in the Section “Investment Objectives and Policies”, under “Floating Rate Loans” in the subsection “Miscellaneous Investment Strategies and Risks,” the section is deleted in its entirety and replaced with the following:

FLOATING RATE LOANS Floating Rate Fund, Global All-Asset Fund, Global Real Asset Fund, High Yield Fund, Corporate Opportunities Fund, Inflation Plus Fund, Strategic Income Fund, Total Return Bond Fund and Short Duration Fund may invest in interests in floating rate loans. Senior floating rate loans hold the most senior position in the capital structure of a business entity (the “Borrower”), are typically secured by specific collateral and have a claim on the assets and/or stock of the Borrower that is senior to that held by subordinated debtholders and stockholders of the Borrower. These Funds may also invest in second lien loans (secured loans with a claim on collateral subordinate to a senior lender’s claim on such collateral) and unsecured loans. The proceeds of floating rate loans primarily are used to finance leveraged buyouts, recapitalizations, mergers, acquisitions, stock repurchases, dividends, and, to a lesser extent, to finance internal growth and for other corporate purposes. Floating Rate Fund, Global All-Asset Fund, Global Real Asset Fund, High Yield Fund, Corporate Opportunities Fund, Inflation Plus Fund, Strategic Income Fund, Total Return Bond Fund, and Short Duration Fund may also invest in companies whose financial condition is uncertain and that may be involved in bankruptcy proceedings, reorganizations, or financial restructurings. Floating rate loans typically have rates of interest which are reset or redetermined either daily, monthly, quarterly or semi-annually by reference to a base lending rate, plus a spread. These base lending rates are primarily the London-Interbank Offered Rate (“LIBOR”), and secondarily the prime rate offered by one or more major United States banks (the “Prime Rate”) and the certificate of deposit (“CD”) rate or other base lending rates used by commercial lenders. Floating rate loans are typically structured and administered by a financial institution that acts as the agent of the lenders participating in the floating rate loan. Floating rate loans may be acquired directly through the agent, as an assignment from another lender who holds a direct interest in the floating rate loan, or as a participation interest in another lender’s portion of the floating rate loan. Some floating rate loans may have the benefit of a LIBOR floor which could be advantageous as the borrower is required to pay interest at a rate that is the higher of (1) LIBOR plus the contract spread; or (2) a fixed rate plus the contract spread. These loans are in demand and are generally more liquid than non-LIBOR floor loans.

Many loans in which Floating Rate Fund, Global All-Asset Fund, Global Real Asset Fund, High Yield Fund, Corporate Opportunities Fund, Inflation Plus Fund, Strategic Income Fund, Total Return Bond Fund, and Short Durationa Fund may invest may not be rated by a rating agency, and many, if not all, loans will not be registered with the Securities and Exchange Commission (“SEC”) or any state securities commission and will not be listed on any national securities exchange. The amount of public information available with respect to loans will generally be less extensive than that available for registered or exchange listed securities. In evaluating the creditworthiness of Borrowers, Hartford Investment Management considers, and may rely in part, on analyses performed by others. In the event that loans are not rated, they are likely to be the equivalent of below investment grade quality. Debt securities that are rated below-investment-grade and comparable unrated bonds are viewed by the rating agencies as having speculative characteristics and are commonly known as “junk bonds”. Historically, senior-secured floating rate loans tend to have more favorable loss recovery rates than more junior types of below-investment-grade debt obligations. Hartford Investment Management does not view ratings as the primary factor in its investment decisions and relies more upon its credit analysis abilities than upon ratings.

Loans and other corporate debt obligations are subject to the risk of non-payment of scheduled interest or principal. The floating rate loans are rated below-investment-grade, which means that rating agencies view them as more likely to default in payment than investment-grade loans. Such non-payment would result in a reduction of income to Floating Rate Fund, Global All-Asset Fund, Global Real Asset Fund, High Yield Fund, Corporate Opportunities Fund, Inflation Plus Fund, Strategic Income Fund, Total Return Bond Fund or Short Duration Fund, a reduction in the value of the investment and a potential decrease in the net asset value of any of these Funds. With respect to senior-secured floating rate loans, there can be no assurance that the liquidation of any collateral securing a loan would satisfy the Borrower’s obligation in the event of non-payment of scheduled interest or principal payments, or that such collateral could be readily liquidated. In the event of bankruptcy of a Borrower, Floating Rate Fund, Global All-Asset Fund, Global Real Asset Fund, High Yield Fund, Corporate Opportunities Fund, Inflation Plus Fund, Strategic Income Fund, Total Return Bond Fund, and Short Duration Fun could experience delays or limitations with respect to its ability to realize the benefits of the collateral securing a floating rate loan. To the extent that a floating rate loan is collateralized by stock in the Borrower or its subsidiaries, such stock may lose all or substantially all of its value in the event of bankruptcy of a Borrower. Some floating rate loans are subject to the risk that a court, pursuant to fraudulent conveyance or other similar laws, could subordinate such floating rate loans to presently existing or future indebtedness of the Borrower or take other action detrimental to the holders of floating rate loans including, in certain circumstances, invalidating such floating rate loans or causing interest previously paid to be refunded to the Borrower. If interest were required to be refunded, it could negatively affect Floating Rate Fund, Global All-Asset Fund, Global Real Asset Fund, High Yield Fund, Corporate Opportunities Fund, Inflation Plus Fund, Strategic Income Fund, Total Return Bond, or Short Duration Fund’s performance.

When Floating Rate Fund, Global All-Asset Fund, Global Real Asset Fund, High Yield Fund, Corporate Opportunities Fund, Inflation Plus Fund, Strategic Income Fund, Total Return Bond Fund, and Short Duration Fund invest in loans and securities, each of these Funds is subject to interest rate risk. When interest rates decline, the value of a portfolio invested in fixed-rate obligations can be expected to rise. Conversely, when interest rates rise, the value of a portfolio invested in fixed-rate obligations can be expected to decline. Although each of Floating Rate Fund, Global All-Asset Fund, Global Real Asset Fund, High Yield Fund, Corporate Opportunities Fund, Inflation Plus Fund, Strategic Income Fund, Total Return Bond Fund, and Short Duration Fund’s net asset value will vary, HIMCO expects the Fund’s policy of acquiring floating rate loans to minimize fluctuations in net asset value as a result of changes in market interest rates. However, because rates on floating rate loans only reset periodically, changes in prevailing interest rates can be expected to cause some fluctuation in such Fund’s net asset value. Similarly, a sudden and significant increase in market interest rates may cause a decline in Floating Rate Fund, Global All-Asset Fund, Global Real Asset Fund, High Yield Fund, Income Fund, Inflation Plus Fund, Strategic Income Fund, Total Return Bond Fund, and Short Duration Fund’s net asset value.

Although the volume of floating rate loans has increased in recent years, demand for loans has also grown. An increase in demand may benefit Floating Rate Fund, Global All-Asset Fund, Global Real Asset Fund, High Yield Fund, Corporate Opportunities Fund, Inflation Plus Fund, Strategic Income Fund, Total Return Bond Fun, and Short Duration Fund by providing increased liquidity for loans but may also adversely affect the rate of interest payable on loans acquired by these Funds and the availability of loans acquired in the primary market, as well as increase the price of loans in the secondary market.

Prepayment Risks. Most floating rate loans and certain debt securities allow for prepayment of principal without penalty. Loans and securities subject to prepayment risk generally offer less potential for gains when interest rates decline, and may offer a greater potential for loss when interest rates rise. In addition, with respect to fixed-rate investments, rising interest rates may cause prepayments to occur at a slower than expected rate, thereby effectively lengthening the maturity of the investment and making the investment more sensitive to interest rate changes. Prepayment risk is a major risk of mortgage-backed securities and certain asset-backed securities. Accordingly, the potential for the value of a floating rate loan or security to increase in response to interest rate declines is limited. Loans or debt securities purchased to replace a prepaid loan or debt security may have lower yields than the yield on the prepaid loan or debt security.

Market Risks. Significant events, such as turmoil in the financial and credit markets, terrorist events, and other market disruption events, such as weather or infrastructure disruptions that affect the markets generally, can affect the liquidity of Floating Rate Fund, Global All-Asset Fund, Global Real Asset Fund, High Yield Fund, Corporate Opportunities Fund, Inflation Plus Fund, Strategic Income Fund, Total Return Bond Fund, and Short Duration Fund and cause spreads to widen or interest rates to rise, resulting in a reduction in value of a Fund’s assets. Other economic factors (such as a large downward movement in stock prices, a disparity in supply of and demand for certain loans and securities or market conditions that reduce liquidity) can also adversely affect the markets for debt obligations. Rating downgrades of holdings or their issuers will generally reduce the value of such holdings. Each of Floating Rate Fund, Global All-Asset Fund, Global Real Asset Fund, High Yield Fund, Corporate Opportunities Fund, Inflation Plus Fund, Strategic Income Fund, Total Return Bond Fund, and Short Duration Fund is also subject to income risk, which is the potential for a decline in a Fund’s income due to falling interest rates or market reductions in spread.

Terrorist attacks and related events, including wars in Iraq and Afghanistan and their aftermath, and continuing occupation of Iraq by coalition forces, have led to increased short-term market volatility and may have long-term effects on U.S. and world economies and markets. A similar disruption of the financial markets, such as the problems in the subprime market, could affect interest rates, auctions, secondary trading, ratings, credit risk, inflation and other factors relating to the common shares. In particular, junk bonds and floating rate loans tend to be more volatile than higher-rated fixed income securities so that these events and any actions resulting from them may have a greater effect on the prices and volatility of junk bonds and floating rate loans than on higher-rated fixed income securities. Floating Rate Fund, Global All-Asset Fund, Global Real Asset Fund, High Yield Fund, Corporate Opportunities Fund, Inflation Plus Fund, Strategic Income Fund, Total Return Bond Fund, and Short Duration Fund cannot predict the effects of similar events in the future on the U.S. economy.

Material Non-Public Information. Floating Rate Fund, Global All-Asset Fund, Global Real Asset Fund, High Yield Fund, Corporate Opportunities Fund, Inflation Plus Fund,

Strategic Income Fund, Total Return Bond Fund, and Short Duration Fund may be in possession of material non-public information about a Borrower or issuer as a result of its ownership of a loan or security of such Borrower or issuer. Because of prohibitions on trading in securities of issuers while in possession of such information, Floating Rate Fund, Global All-Asset Fund, Global Real Asset Fund, High Yield Fund, Corporate Opportunities Fund Fund, Inflation Plus Fund, Strategic Income Fund, Total Return Bond Fund, and Short Duration Fund may be unable to enter into a transaction in a loan or security of such a Borrower or issuer when it would otherwise be advantageous to do so.

Regulatory Risk. To the extent that legislation or federal regulators that regulate certain financial institutions impose additional requirements or restrictions with respect to the ability of such institutions to make loans, particularly in connection with highly leveraged transactions, the availability of floating rate loans for investment may be adversely affected. In addition, such legislation could depress the market value of floating rate loans.

3)     The benchmark for the Hartford Corporate Opportunities Fund’s benchmark is being changed to the Barclays Capital US Corporate Index. Accordingly, under the section “Portfolio Managers”, the sub-section “Compensation of Hartford Investment Management Portfolio Managers,” the reference to the “Income Fund” and “Barclays Capital Aggregate Bond Index” are deleted and replaced with the following:

FUND	BENCHMARK
Corporate Opportunities Fund	Barclays Capital US Corporate Index

4)     The Board has also approved revisions to the sub-advisory fee schedule for The Hartford MidCap Value Fund effective October 1, 2010.  Accordingly, in the section “Investment Management Arrangements”, in the sub-section “Sub-Advisory/Investment Services Fees”, the table for the MidCap Value Fund is replaced with the following

MidCap Value Fund

AVERAGE DAILY NET ASSETS	ANNUAL RATE
First $50 million	0.4000%
Next $100 million	0.3000%
Next $350 million	0.2500%
Amount Over $500 million	0.2333%

B.            The following changes to the portfolio management teams of The Hartford Corporate Opportunities Fund (formerly The Hartford Income Fund) and The Hartford Short Duration Fund are effective as of December 10, 2010:

1)     With respect to The Hartford Corporate Opportunities Fund, Ira Edelblum and James Serhant will be joining Michael Gray on the portfolio management team; William Davison and Christopher Zeppieri will no longer be part of the portfolio management team.  Accordingly, all references to William Davison and Christopher Zeppieri with respect to The Hartford Corporate Opportunities Fund are hereby deleted.

2)     With respect to The Hartford Short Duration Fund, Michael Bacevich and Bradley Dyslin will be joining Robert Crusha on the portfolio management team; Brian Dirgins will no longer be part of the portfolio management team.  Accordingly, all references to Brian Dirgins with respect to The Hartford Short Duration Fund are hereby deleted.

3)     In the section “Portfolio Managers”, with respect to changes to the portfolio managers for The Hartford Corporate Opportunities Fund and The Hartford Short Duration Fund, which are effective as of December 10, 2010, the table labeled “Other Accounts Sub-Advised By Hartford Investment Management Portfolio Managers” is hereby replaced as follows:

The following table lists the number and types of other accounts sub-advised by Hartford Investment Management managers and assets under management in those accounts as of September 30, 2010:

PORTFOLIO MANAGER	REGISTERED INVESTMENT COMPANY ACCOUNTS		ASSETS MANAGED (in millions)	POOLED ACCOUNTS	ASSETS MANAGED (in millions)	OTHER ACCOUNTS	ASSETS MANAGED (in millions)
Michael Bacevich	0	(1)	$0	0	$0	2	$7,213.5

Christopher Bade	0	(2)	$0	0	$0	2	$12.5

Paul Bukowski	1	(3)	$149.4	0	$0	3	$18.7

Ed Caputo	0	(4)	$0	0	$0	4	$118.5

Robert Crusha	1	(5)	$2,751.9	6	$2,016.1	19	$2,428.9

Kurt Cubbage	1		$149.4	0	$0	2	$8.3

Joseph Darcy	0	(6)	$0	0	$0	2	$12.5

Bradley Dyslin	0		$0	0	$0	3	$453.7

Ira Edelblum	0		$0	0	$0	3	$453.7

Carlos Feged	1		$770.9	0		$0	$0

Michael Gray	0	(7)	$0	0	$0	4	$499.0

Jan Grindrod	0		$0	0	$0	0	$0

John Hendricks	1		$1,369.5	1	$33.6	2	$516.4

Ray Humphrey	1		$1,369.5	1	$33.6	2	$516.4

James Ong	0		$0	0	$0	0	$0

Mark Niland	0		$0	0	$0	2	$1,558.9

Frank Ossino	0		$0	0	$0	0	$0

PORTFOLIO MANAGER	REGISTERED INVESTMENT COMPANY ACCOUNTS		ASSETS MANAGED (in millions)	POOLED ACCOUNTS	ASSETS MANAGED (in millions)	OTHER ACCOUNTS	ASSETS MANAGED (in millions)
Joseph Portera	1	(8)	$4,921.0	1	$144.8	9	$3,791.1

Russell Regenauer	1		$1,369.5	0	$0	0	$0

James Serhant	1		$770.9	1	$49.9	0	$0

Nasri Toutoungi	1	(9)	$4,921.0	1	$144.8	8	$3,745.9

Hugh Whelan	1	(10)	$149.4	0	$0	5	$128.9

Christopher J. Zeppieri	1	(11)	$4,921.0	1	$144.8	10	$3,840.3

Vernon Meyer (HIFSCO)	0		$0	0	$0	0	$0

(1) This portfolio manager manages more than one Hartford Fund (Floating Rate Fund and Strategic Income Fund). Assets under management in those Funds total $4,890 million and $437 million, respectively.

(2) This portfolio manager manages more than one Hartford Fund (Municipal Opportunities Fund and Tax-Free National Fund). Assets under management in those Funds total $456 million and $265 million, respectively.

(3) This portfolio manager manages more than one Hartford Fund (Global Enhanced Dividend Fund and Small/Mid Cap Equity Fund). Assets under management in those Funds total $8 million and $100 million, respectively

(4) This portfolio manager manages more than one Hartford Fund (Target Retirement 2010 Fund, Target Retirement 2015 Fund, Target Retirement 2020 Fund, Target Retirement 2025 Fund, Target Retirement 2030 Fund, Target Retirement 2035 Fund, Target Retirement 2040 Fund, Target Retirement 2045 Fund, Target Retirement 2050 Fund, Conservative Allocation Fund, Balanced Allocation Fund, Growth Allocation Fund and Equity Growth Allocation Fund). Assets under management in those Funds total $27 million, $18 million,  $80 million, $18 million, $75 million, $13 million, $13 million, $7 million $7 million, $256 million, $820 million, $673 million, and $227million, respectively.

(5) This portfolio manager manages more than one Hartford Fund (Money Market Fund and Short Duration Fund). Assets under management in those Funds total $710 million and $485 million, respectively.

(6) This portfolio manager manages more than one Hartford Fund (Municipal Opportunities Fund and Tax-Free National Fund). Assets under management in those Funds total $456 million and $265 million, respectively.

(7) This portfolio manager manages more than one Hartford Fund (Corporate Opportunities Fund and Strategic Income Fund).  Assets under management in those Funds total $319 million and $437 million, respectively.

(8) This portfolio manager manages more than one Hartford Fund (Strategic Income Fund and Total Return Bond Fund). Assets under management in those Funds total $437 million and $2,052 million, respectively.

(9) This portfolio manager manages more than one Hartford Fund (Strategic Income Fund and Total Return Bond Fund). Assets under management in those Funds total $437 million and $2,052 million, respectively.

(10) This portfolio manager manages more than one Hartford Fund (Target Retirement 2010 Fund, Target Retirement 2015 Fund, Target Retirement 2020 Fund, Target Retirement 2025 Fund, Target Retirement 2030 Fund, Target Retirement 2035 Fund, Target Retirement 2040 Fund, Target Retirement 2045 Fund, Target Retirement 2050 Fund, Conservative Allocation Fund, Balanced Allocation Fund, Growth Allocation Fund, Equity Growth Allocation Fund, Small/Mid Cap Equity Fund, and Global Enhanced Dividend Fund). Assets under management in those Funds total $27 million, $18 million,  $80 million, $18 million, $75 million, $13 million, $13 million, $7 million $7 million, $256 million, $820 million, $673 million, and $227 million, $100 million, $8 million, respectively.

(11) This portfolio manager manages more than one Hartford Fund (Corporate Opportunities Fund and Total Return Bond Fund). Assets under management in those Funds total $319 million and $2,052 million, respectively.

4)     In the section “Portfolio Managers”, with respect to changes to the portfolio managers for The Hartford Corporate Opportunities Fund (formerly The Hartford Income Fund) and The Hartford Short Duration Fund, which are effective as of December 10, 2010, the table labeled “Equity Securities Beneficially Owned by HIFSCO or Hartford Management Portfolio Managers,” is deleted and replaced with the following:

The dollar ranges of equity securities beneficially owned by HIFSCO or Hartford Investment Management portfolio managers in the Funds they sub-advise, as well as the funds of funds, are as follows for the fiscal year ended October 31, 2009:

PORTFOLIO MANAGER	FUND(S) SUB-ADVISED/MANAGED	DOLLAR RANGE OF EQUITY SECURITIES BENEFICIALLY OWNED
Michael Bacevich	Floating Rate Fund Short Duration Fund Strategic Income Fund	$50,001-$100,000 None* $10,001-$50,000

Christopher Bade	Municipal Opportunities Fund Tax-Free National Fund	$10,001-$50,000 None

Paul Bukowski	Global Enhanced Dividend Fund Small/Mid Cap Equity Fund	None $1-$10,000

PORTFOLIO MANAGER	FUND(S) SUB-ADVISED/MANAGED	DOLLAR RANGE OF EQUITY SECURITIES BENEFICIALLY OWNED
Edward C. Caputo

Equity Growth Allocation Fund

Growth Allocation Fund

Balanced Allocation Fund

Conservative Allocation Fund

Target Retirement 2010 Fund

Target Retirement 2015 Fund

Target Retirement 2020 Fund

Target Retirement 2025 Fund

Target Retirement 2030 Fund

Target Retirement 2035 Fund

Target Retirement 2040 Fund

Target Retirement 2045 Fund

Target Retirement 2050 Fund

None $1-$10,000 None None None None None None $1-$10,000 None None None None

Robert Crusha	Money Market Fund Short Duration Fund	None $10,001-$50,000

Kurt Cubbage	Small/Mid Cap Equity	None

Joseph Darcy	Municipal Opportunities Fund Tax-Free National Fund	None None

Bradley Dyslin	Short Duration Fund	None*

Ira Edelblum	Corporate Opportunities Fund	None*

Carlos Feged	High Yield Fund	None

Michael Gray	Corporate Opportunities Fund Strategic Income Fund	None $10,001-$50,000

Jan Grindrod	Money Market Fund	None**

John Hendricks	Inflation Plus Fund	$10,001-$50,000

Raymond Humphrey	Inflation Plus Fund	None***

Frank Ossino	Floating Rate Fund	$10,001-$50,000

Joseph Portera	Strategic Income Fund Total Return Bond Fund	None $50,001-$100,000

James Serhant	Corporate Opportunities Fund High Yield Fund	None* $10,000-$50,000

Nasri Toutoungi	Strategic Income Fund Total Return Bond Fund	$10,001-$50,000 $10,001-$50,000

PORTFOLIO MANAGER	FUND(S) SUB-ADVISED/MANAGED	DOLLAR RANGE OF EQUITY SECURITIES BENEFICIALLY OWNED
Hugh Whelan

Global Enhanced Dividend Fund

Small/Mid Cap Equity Fund

Equity Growth Allocation Fund

Growth Allocation Fund

Balanced Allocation Fund

Conservative Allocation Fund

Target Retirement 2010 Fund

Target Retirement 2015 Fund

Target Retirement 2020 Fund

Target Retirement 2025 Fund

Target Retirement 2030 Fund

Target Retirement 2035 Fund

Target Retirement 2040 Fund

Target Retirement 2045 Fund

Target Retirement 2050 Fund

None None None None None None None None None None None None None None None

Christopher J. Zeppieri	Total Return Bond Fund	None

Vernon Meyer (HIFSCO)	Checks and Balances Fund	None

*	Information as of September 30, 2010.
**	Jan Grindrod began managing The Hartford Money Market Fund on November 1, 2010. Information as of September 30, 2010.
***	Information as of May 31, 2010.

This Supplement should be retained with your SAI for future reference.

November 2010